Total Invested Assets and Related Net Investment Income - Reconciliation of Components of Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	$ 714	$ 872
Unrealized gains (losses)	(11)	42
Unrealized gains (losses)	(290)	677
Reclassifications to net income (loss)	28	(53)
Reclassifications to net income (loss)	(49)	0
Related tax	(7)	2
Balance, end of period	772	714
Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	161	988
Balance, end of period		161
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	(17)	44
Reclassifications to net income (loss)	(37)	51
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	7	(8)
Reclassifications to net income (loss)	3	2
Unrealized gains (losses) on cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	(18)	(7)
Related tax	(7)	6
Balance, end of period	(1)	(18)
Unrealized gains (losses) on cash flow hedges | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	(18)	(7)
Balance, end of period		(18)
Unrealized gains (losses) on cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	(17)	44
Reclassifications to net income (loss)	37	(51)
Unrealized gains (losses) on cash flow hedges | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	7	(8)
Reclassifications to net income (loss)	(3)	(2)
Unrealized foreign currency translation gains (losses), net of hedging activities
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	1,689	953
Related tax	(5)	7
Balance, end of period	1,350	1,689
Unrealized foreign currency translation gains (losses), net of hedging activities | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	1,630	953
Balance, end of period		1,630
Unrealized foreign currency translation gains (losses), net of hedging activities | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	(285)	670
Reclassifications to net income (loss)	(49)	0
Unrealized foreign currency translation gains (losses), net of hedging activities | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	0	0
Reclassifications to net income (loss)	$ 0	$ 0